EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2025
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

23. EMPLOYEE BENEFIT PLANS

In the U.S., the Company has a qualified 401(k) plan which provides retirement benefits to its eligible manufacturing and non-manufacturing employees. Under the 401(k) plan, the Company matches 100% of the first five percent of employee contributions. Employees in certain other jurisdictions participate in retirement schemes established under applicable local practice and regulations, which are essentially defined contribution schemes. Contributions for eligible employees are generally calculated as a percentage of the applicable payroll costs. The expense incurred by the Company for contributions schemes globally was $28,222, $37,090 and $37,445 for the years ended December 31, 2023, 2024 and 2025, respectively.

In addition, the Company contributed $20,702, $22,297 and $18,405 to defined benefit schemes for the years ended December 31, 2023, 2024 and 2025, respectively.